Goodwill (Details) - Schedule of Components of Acquired Goodwill Balances	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Goodwill [Line Items]
Goodwill	¥ 243,334,344	$ 33,675,765	¥ 243,334,346
Shenzhen Yidian acquisition [Member]
Goodwill [Line Items]
Goodwill	137,060,340	18,968,189	137,060,340
Shenzhen Yitian acquisition [Member]
Goodwill [Line Items]
Goodwill	92,990,254	12,869,198	92,990,256
Guoyu acquisition [Member]
Goodwill [Line Items]
Goodwill	¥ 13,283,750	$ 1,838,378	¥ 13,283,750